Advances for Vessels under Construction (Tables)	12 Months Ended
Dec. 31, 2018
Advances for Vessels under Construction [Abstract]
Advances for Vessels under Construction
	December 31,
	2017	2018
Balance at beginning of year	$-	$31,898
Advances for vessels under construction and related costs	265,565	45,198
Vessels delivered	(233,667)	(77,096)
Balance at end of year	$31,898	$-